Income Taxes - Components of Deferred Taxes (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Inventory	$ 204.2	$ 226.4
Net operating loss carryover	454.0	494.6
Tax credit carryover	79.7	75.7
Capital loss carryover	8.6	9.0
Product liability and litigation	44.4	53.0
Accrued liabilities	101.7	82.7
Share-based compensation	30.2	28.7
Accounts receivable	14.8	15.0
Foreign currency items		57.1
Other	56.9	19.1
Total deferred tax assets	994.5	1,061.3
Less: Valuation allowances	(460.1)	(527.3)
Total deferred tax assets after valuation allowances	534.4	534.0
Deferred tax liabilities:
Fixed assets	117.1	102.0
Intangible assets	509.7	578.9
Foreign currency items	3.5
Other	34.0	28.1
Total deferred tax liabilities	664.3	709.0
Total net deferred income taxes	$ (129.9)	$ (175.0)